Capital commitments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Capital commitments [abstract]
Orders placed and outstanding on capital contracts at the prevailing rate of exchange	$ 180	$ 178	$ 246